As filed with the Securities and Exchange Commission on November 29, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22397

IronBridge Funds, Inc.
 (Exact name of registrant as specified in charter)

One Parkview Plaza
Suite 700
Oakbrook Terrace, Illinois 60181
(Address of principal executive offices) (Zip code)

Walter H. Clark
One Parkview Plaza, Suite 700
Oakbrook Terrace, Illinois 60181
 (Name and address of agent for service)

(630) 684-8300
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2019

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

IronBridge Small Cap Fund
Schedule of Investments
September 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 96.9%
	Aerospace & Defense - 2.1%
10,262	Curtiss-Wright Corp.	$1,410,204
6,363	Teledyne Technologies, Inc. (a)	1,569,625
		2,979,829

	Auto Components - 0.5%
17,435	Tenneco, Inc. - Class A	734,711

	Banks - 13.0%
65,181	Columbia Banking System, Inc.	2,527,067
23,453	Cullen/Frost Bankers, Inc.	2,449,431
115,208	CVB Financial Corp.	2,571,443
114,849	Investors Bancorp, Inc.	1,409,197
51,730	PacWest Bancorp	2,464,935
84,503	Seacoast Banking Corp. of Florida (a)	2,467,488
65,049	TriCo Bancshares	2,512,192
41,997	Webster Financial Corp.	2,476,143
		18,877,896

	Biotechnology - 4.9%
56,037	Achaogen, Inc. (a)	223,588
5,932	Bluebird Bio, Inc. (a)	866,072
13,223	Ionis Pharmaceuticals, Inc. (a)	682,042
5,347	Neurocrine Biosciences, Inc. (a)	657,414
39,357	Repligen Corp. (a)	2,182,739
4,789	Sage Therapeutics, Inc. (a)	676,446
11,289	Seattle Genetics, Inc. (a)	870,608
7,005	Spark Therapeutics, Inc. (a)	382,123
8,358	Ultragenyx Pharmaceutical, Inc. (a)	638,050
		7,179,082

	Capital Markets - 0.9%
25,208	Stifel Financial Corp.	1,292,162

	Chemicals - 1.6%
3,649	NewMarket Corp.	1,479,706
11,005	Sensient Technologies Corp.	841,993
		2,321,699

	Commercial Services & Supplies - 1.1%
9,291	Brink's Co. (The)	648,047
15,772	Multi-Color Corp.	981,807
		1,629,854

	Construction & Engineering - 0.9%
9,835	Valmont Industries, Inc.	1,362,148

	Containers & Packaging - 1.2%
16,485	AptarGroup, Inc.	1,776,094

	Distributors - 2.0%
17,556	Pool Corp.	2,929,745

	Diversified Consumer Services - 3.7%
29,028	Bright Horizons Family Solutions, Inc. (a)	3,420,659
17,556	Grand Canyon Education, Inc. (a)	1,980,317
		5,400,976

	Electrical Equipment - 0.9%
14,389	EnerSys, Inc.	1,253,714

	Electronic Equipment, Instruments & Components - 1.2%
8,481	Littelfuse, Inc.	1,678,305

	Energy Equipment & Services - 0.9%
136,121	Superior Energy Services, Inc. (a)	1,325,819

	Equity Real Estate Investment - 5.7%
66,020	Acadia Realty Trust	1,850,541
125,580	CatchMark Timber Trust, Inc. - Class A	1,435,379
24,807	EastGroup Properties, Inc.	2,372,045
81,765	Equity Commonwealth (a)	2,623,839
		8,281,804

	Food Products - 1.1%
10,482	J&J Snack Foods Corp.	1,581,629

	Gas Utilities - 1.7%
45,473	UGI Corp.	2,522,842

	Health Care Equipment & Supplies - 4.4%
19,693	Cantel Medical Corp.	1,812,937
19,464	Neogen Corp. (a)	1,392,260
25,936	West Pharmaceutical Services, Inc.	3,202,318
		6,407,515

	Health Care Providers & Services - 1.3%
20,171	HealthEquity, Inc. (a)	1,904,344

	Health Care Technology - 2.5%
25,175	Medidata Solutions, Inc. (a)	1,845,579
24,169	Omnicell, Inc. (a)	1,737,751
		3,583,330

	Hotels, Restaurants & Leisure - 3.0%
15,636	Vail Resorts, Inc.	4,290,831

	Information Technology Services - 2.9%
25,988	Jack Henry & Associates, Inc.	4,160,159

	Insurance - 4.8%
41,784	American Financial Group, Inc.	4,636,771
37,630	Argo Group International Holdings Ltd.	2,372,572
		7,009,343

	Life Sciences Tools & Services - 1.7%
156,549	NeoGenomics, Inc. (a)	2,403,027

	Machinery - 7.0%
27,544	IDEX Corp.	4,149,779
33,931	ITT, Inc.	2,078,613
14,708	Kadant, Inc.	1,586,258
25,609	Lincoln Electric Holdings, Inc.	2,392,905
		10,207,555

	Metals & Mining - 1.6%
38,337	Carpenter Technology Corp.	2,259,966

	Mortgage Real Estate Investment - 1.4%
122,268	Redwood Trust, Inc.	1,985,632

	Oil, Gas & Consumable Fuels - 3.5%
53,933	Carrizo Oil & Gas, Inc. (a)	1,359,112
29,207	Energen Corp. (a)	2,516,767
62,443	WPX Energy, Inc. (a)	1,256,353
		5,132,232

	Pharmaceuticals - 1.8%
39,246	Amneal Pharmaceuticals, Inc. (a)	870,869
37,651	Catalent, Inc. (a)	1,715,003
		2,585,872

	Semiconductor & Semiconductor Equipment - 2.6%
79,223	Cypress Semiconductor Corp.	1,147,941
10,121	MKS Instruments, Inc.	811,198
13,977	Monolithic Power Systems, Inc.	1,754,533
		3,713,672

	Software - 10.8%
21,924	CommVault Systems, Inc. (a)	1,534,680
21,043	Digimarc Corp. (a)	661,802
16,166	Fair Isaac Corp. (a)	3,694,739
24,494	Guidewire Software, Inc. (a)	2,474,139
14,008	Proofpoint, Inc. (a)	1,489,471
31,517	PTC, Inc. (a)	3,346,790
10,062	Tyler Technologies, Inc. (a)	2,465,794
		15,667,415

	Specialty Retail - 1.2%
24,629	Monro Muffler Brake, Inc.	1,714,178

	Textiles, Apparel & Luxury Goods - 3.0%
21,957	Columbia Sportswear Co.	2,043,538
60,678	Wolverine World Wide, Inc.	2,369,476
		4,413,014

	TOTAL COMMON STOCKS
	(Cost $86,802,414)	$140,566,394

	SHORT-TERM INVESTMENTS - 2.7%
	MONEY MARKET - 2.7%
3,948,278	First American Government Obligations Fund, Class X - 1.98% (b)	3,948,278
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,948,278)	3,948,278

	TOTAL INVESTMENTS - 99.6%
	(Cost $90,750,692)	$144,514,672
	Other Assets in Excess of Liabilities - 0.4%	589,368
	TOTAL NET ASSETS 100.0%	$145,104,040

(a)	Non-Income Producing.
(b)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

IronBridge SMID Cap Fund
Schedule of Investments
September 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 97.3%
	Aerospace & Defense - 2.6%
30,603	HEICO Corp.	$2,834,144
9,362	Teledyne Technologies, Inc. (a)	2,309,418
		5,143,562

	Auto Components - 0.9%
19,935	Visteon Corp. (a)	1,851,962

	Banks - 7.4%
24,173	Cullen/Frost Bankers, Inc.	2,524,628
34,985	First Republic Bank	3,358,560
38,790	Pinnacle Financial Partners, Inc.	2,333,218
9,289	SVB Financial Group (a)	2,887,300
62,529	Webster Financial Corp.	3,686,710
		14,790,416

	Biotechnology - 4.9%
7,699	Bluebird Bio, Inc. (a)	1,124,054
18,595	Ionis Pharmaceuticals, Inc. (a)	959,130
14,635	Neurocrine Biosciences, Inc. (a)	1,799,373
54,056	Repligen Corp. (a)	2,997,946
5,802	Sage Therapeutics, Inc. (a)	819,532
14,208	Seattle Genetics, Inc. (a)	1,095,721
14,074	Ultragenyx Pharmaceutical, Inc. (a)	1,074,409
		9,870,165

	Capital Markets - 1.3%
7,070	MarketAxess Holdings, Inc.	1,261,924
25,223	Stifel Financial Corp.	1,292,931
		2,554,855

	Chemicals - 2.4%
5,053	NewMarket Corp.	2,049,042
43,105	RPM International, Inc.	2,799,239
		4,848,281

	Commercial Services & Supplies - 2.8%
22,243	Brink's Co. (The)	1,551,449
80,435	Copart, Inc. (a)	4,144,816
		5,696,265

	Construction Materials - 1.2%
27,789	Eagle Materials, Inc.	2,368,734

	Containers & Packaging - 1.2%
22,669	Avery Dennison Corp.	2,456,186

	Diversified Consumer Services - 2.6%
43,980	Bright Horizons Family Solutions, Inc. (a)	5,182,603

	Electronic Equipment, Instruments & Components - 2.3%
12,687	Littelfuse, Inc.	2,510,630
50,256	Trimble, Inc. (a)	2,184,126
		4,694,756

	Energy Equipment & Services - 0.9%
177,931	Superior Energy Services, Inc. (a)	1,733,048

	Equity Real Estate Investment - 8.0%
76,146	Acadia Realty Trust	2,134,372
95,965	Alexander & Baldwin, Inc.	2,177,446
29,276	Alexandria Real Estate Equities, Inc.	3,682,628
36,680	CyrusOne, Inc.	2,325,512
21,908	EastGroup Properties, Inc.	2,094,843
111,735	Equity Commonwealth (a)	3,585,576
		16,000,377

	Food Products - 0.8%
26,220	Pinnacle Foods, Inc.	1,699,318

	Gas Utilities - 1.4%
50,884	UGI Corp.	2,823,044

	Health Care Equipment & Supplies - 9.2%
8,973	ABIOMED, Inc. (a)	4,035,607
25,336	Cantel Medical Corp.	2,332,432
15,115	IDEXX Laboratories, Inc. (a)	3,773,611
13,863	Teleflex, Inc.	3,688,806
37,615	West Pharmaceutical Services, Inc.	4,644,324
		18,474,780

	Health Care Providers & Services - 1.2%
24,966	HealthEquity, Inc. (a)	2,357,040

	Health Care Technology - 1.2%
31,725	Medidata Solutions, Inc. (a)	2,325,760

	Hotels, Restaurants & Leisure - 2.5%
17,797	Vail Resorts, Inc.	4,883,853

	Household Durables - 1.0%
767	NVR, Inc. (a)	1,895,104

	Industrial Conglomerates - 1.3%
21,560	Carlisle Cos., Inc.	2,626,008

	Information Technology Services - 4.4%
15,201	Black Knight, Inc. (a)	789,692
20,745	Gartner, Inc. (a)	3,288,082
29,246	Jack Henry & Associates, Inc.	4,681,700
		8,759,474

	Insurance - 5.1%
50,789	American Financial Group, Inc.	5,636,055
3,802	Markel Corp. (a)	4,518,639
		10,154,694

	Machinery - 6.1%
45,699	Graco, Inc.	2,117,692
30,548	IDEX Corp.	4,602,362
43,811	ITT, Inc.	2,683,862
15,530	Snap-on, Inc.	2,851,308
		12,255,224
	Metals & Mining - 1.2%
53,780	Steel Dynamics, Inc.	2,430,318

	Mortgage Real Estate Investment - 0.6%
74,290	Redwood Trust, Inc.	1,206,470

	Multiline Retail - 1.8%
60,465	Nordstrom, Inc.	3,616,412

	Multi-Utilities - 1.6%
63,314	CMS Energy Corp.	3,102,386

	Oil, Gas & Consumable Fuels - 3.8%
74,850	Carrizo Oil & Gas, Inc. (a)	1,886,220
65,685	Energen Corp. (a)	5,660,076
		7,546,296

	Pharmaceuticals - 0.9%
36,846	Catalent, Inc. (a)	1,678,335

	Road & Rail - 1.8%
22,637	Old Dominion Freight Line, Inc.	3,650,443

	Semiconductor & Semiconductor Equipment - 2.5%
112,383	Cypress Semiconductor Corp.	1,628,430
14,275	MKS Instruments, Inc.	1,144,141
17,309	Monolithic Power Systems, Inc.	2,172,799
		4,945,370

	Software - 9.5%
25,377	CommVault Systems, Inc. (a)	1,776,390
21,205	Fair Isaac Corp. (a)	4,846,403
18,750	Guidewire Software, Inc. (a)	1,893,937
21,228	Proofpoint, Inc. (a)	2,257,173
39,450	PTC, Inc. (a)	4,189,196
16,480	Tyler Technologies, Inc. (a)	4,038,589
		19,001,688

	Textile, Apparel & Luxury Goods - 0.9%
45,152	Wolverine World Wide, Inc.	1,763,186

	TOTAL COMMON STOCKS
	(Cost $120,950,973)	$194,386,413

	SHORT-TERM INVESTMENTS- 2.7%
	MONEY MARKET - 2.7%
5,298,535	First American Government Obligations Fund, Class X- 1.98% (b)	5,298,535
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,298,535)	5,298,535
	TOTAL INVESTMENTS - 100.0%
	(Cost $126,249,508)	$199,684,948
	Liabilities in Excess of Other Assets - (0.0)%	(12,130)
	TOTAL NET ASSETS 100.0%	$199,672,818

(a)	Non-Income Producing.
(b)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

IronBridge Large Cap Fund
Schedule of Investments
September 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 97.1%
	Banks - 5.2%
10,911	Citigroup, Inc.	$782,755
19,877	U.S. Bancorp	1,049,704
		1,832,459

	Beverages - 2.9%
7,250	Diageo PLC - ADR	1,027,107

	Capital Markets - 6.4%
6,010	CME Group, Inc.	1,022,962
26,373	Morgan Stanley	1,228,191
		2,251,153

	Chemicals - 3.8%
8,370	Ecolab, Inc.	1,312,249

	Commercial Services & Supplies - 2.2%
20,870	Ritchie Bros Auctioneers, Inc.	754,033

	Communications Equipment - 2.2%
16,155	Cisco Systems, Inc.	785,941

	Containers & Packaging - 1.4%
4,426	Avery Dennison Corp.	479,557

	Electric Utilities - 1.3%
2,780	NextEra Energy, Inc.	465,928

	Electronic Equipment, Instruments & Components - 5.1%
10,897	Amphenol Corp. - Class A	1,024,536
8,670	CDW Corp.	770,936
		1,795,472

	Energy Equipment & Services - 2.2%
12,590	Schlumberger Ltd.	766,983

	Equity Real Estate Investment - 3.7%
8,895	American Tower Corp.	1,292,443

	Health Care Equipment & Supplies - 5.7%
4,505	Becton, Dickinson & Co.	1,175,805
7,526	Danaher Corp.	817,775
		1,993,580

	Health Care Providers & Services - 3.2%
4,150	UnitedHealth Group, Inc.	1,104,066

	Hotels, Restaurants & Leisure - 4.5%
13,835	Starbucks Corp.	786,382
2,805	Vail Resorts, Inc.	769,748
		1,556,130

	Information Technology Services - 8.6%
6,420	Accenture PLC - Class A	1,092,684
6,525	Jack Henry & Associates, Inc.	1,044,522
5,880	Visa, Inc. - Class A	882,529
		3,019,735

	Insurance - 3.3%
8,710	Lincoln National Corp.	589,319
470	Markel Corp. (a)	558,590
		1,147,909

	Machinery - 7.1%
9,025	Illinois Tool Works, Inc.	1,273,608
6,475	Snap-on, Inc.	1,188,810
		2,462,418

	Multiline Retail - 1.2%
6,830	Nordstrom, Inc.	408,502

	Oil, Gas & Consumable Fuels - 3.6%
3,515	EOG Resources, Inc.	448,409
9,855	Occidental Petroleum Corp.	809,785
		1,258,194

	Pharmaceuticals - 4.9%
12,345	Johnson & Johnson	1,705,709

	Road & Rail - 3.5%
7,560	Union Pacific Corp.	1,230,995

	Semiconductor & Semiconductor Equipment - 1.9%
7,090	Analog Devices, Inc.	655,541

	Software - 5.3%
16,040	Microsoft Corp.	1,834,495

	Specialty Retail - 3.6%
6,064	The Home Depot, Inc.	1,256,158

	Technology Hardware, Storage & Peripherals - 4.3%
6,620	Apple, Inc.	1,494,399

	TOTAL COMMON STOCKS
	(Cost $25,934,976)	$33,891,156

	SHORT-TERM INVESTMENTS - 3.0%
	MONEY MARKET - 3.0%
1,062,418	First American Government Obligations Fund, Class X - 1.98% (b)	1,062,418
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,062,418)	1,062,418
	TOTAL INVESTMENTS - 100.1%
	(Cost $26,997,394)	$34,953,574
	Liabilities in Excess of Other Assets (0.1)%	(46,029)
	TOTAL NET ASSETS 100.0%	$34,907,545

ADR	American Depositary Receipt
(a)	Non-Income Producing.
(b)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

Investment Valuation
Equity securities for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are primarily traded. Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent sale price. Shares of underlying mutual funds are valued at their respective NAVs. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In certain countries, market maker prices, usually the mean between the bid and ask prices, are used. In certain circumstances, such as when a significant event occurs in a foreign market so that the last sale price no longer reflects actual value, the fair value of these securities may be determined using fair valuation procedures approved by the Board of Directors (the “Board”). Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by RMB pursuant to guidelines established by the Board.

IronBridge Small Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock*	$140,566,394	$-	$-	$140,566,394
Total Equity	140,566,394	-	-	140,566,394

Short-Term Investments	3,948,278	-	-	3,948,278
Total Investments in Securities	$144,514,672	$-	$-	$144,514,672

IronBridge SMID Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock*	$194,386,413	$-	$-	$194,386,413
Total Equity	194,386,413	-	-	194,386,413

Short-Term Investments	5,298,535	-	-	5,298,535
Total Investments in Securities	$199,684,948	$-	$-	$199,684,948

IronBridge Large Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock*	$33,891,156	$-	$-	$33,891,156
Total Equity	33,891,156	-	-	33,891,156

Short-Term Investments	1,062,418	-	-	1,062,418
Total Investments in Securities	$34,953,574	$-	$-	$34,953,574

* See Funds' Schedule of Investments for Industry classifications.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IronBridge Funds, Inc.

By  /s/ Walter H. Clark
       Walter H. Clark, President

Date   November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Walter H. Clark
       Walter H. Clark, President

Date   November 27, 2018

By  /s/ Maher Harb
       Maher Harb, Chief Financial Officer and Treasurer

Date   November 26, 2018